SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 12,069
2026	12,069
2027	12,062
2028	12,054
2029	12,054
Thereafter	463,538
Intangible assets, net	$ 523,846	$ 299,797